Labor and social obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Labor and social obligations
Salaries payable	R$ 4,172	R$ 7,489
Social charges payable	7,562	8,103
Accrued vacation.	4,443	3,675
Accrual for bonus	8,683	7,408
Other	155	110
Total	R$ 25,015	R$ 26,785